Financial Instruments - Schedule of Estimated Fair Value of Partnership's Financial Instruments on Recurring Basis (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Vessel held for sale	$ 20,580	$ 0
Long-term debt	(1,791,226)	(1,999,209)
Carrying Amount Asset (Liability) $
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Advances to equity accounted joint ventures (note 6)	272,514	159,870
Carrying Amount Asset (Liability) $ | Level 1 | Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents and restricted cash	243,173	214,000
Carrying Amount Asset (Liability) $ | Level 2 | Non-recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Vessel held for sale	20,580	0
Carrying Amount Asset (Liability) $ | Level 2 | Interest rate swap agreements | Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements – assets	1,080	0
Interest rate swap agreements – liabilities	(87,681)	(104,137)
Carrying Amount Asset (Liability) $ | Level 2 | Interest rate swaption agreements | Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swaption agreements – assets	3,283	5,623
Interest rate swaption agreements – liabilities	(4,230)	(6,406)
Carrying Amount Asset (Liability) $ | Level 2 | Cross-currency swap agreements | Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cross-currency swap agreements	(99,786)	(128,782)
Carrying Amount Asset (Liability) $ | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term receivable included in accounts receivable and other assets	10,985	16,453
Carrying Amount Asset (Liability) $ | Level 3 | Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other derivative	2,134	(6,296)
Fair Value Asset (Liability) $ | Level 1 | Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents and restricted cash	243,173	214,000
Fair Value Asset (Liability) $ | Level 2 | Non-recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Vessel held for sale	20,580	0
Fair Value Asset (Liability) $ | Level 2 | Interest rate swap agreements | Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements – assets	1,080	0
Interest rate swap agreements – liabilities	(87,681)	(104,137)
Fair Value Asset (Liability) $ | Level 2 | Interest rate swaption agreements | Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swaption agreements – assets	3,283	5,623
Interest rate swaption agreements – liabilities	(4,230)	(6,406)
Fair Value Asset (Liability) $ | Level 2 | Cross-currency swap agreements | Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cross-currency swap agreements	(99,786)	(128,782)
Fair Value Asset (Liability) $ | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term receivable included in accounts receivable and other assets	10,944	16,427
Fair Value Asset (Liability) $ | Level 3 | Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other derivative	2,134	(6,296)
Public | Carrying Amount Asset (Liability) $ | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	(368,612)	(291,247)
Public | Fair Value Asset (Liability) $ | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	(366,418)	(288,333)
Non-public | Carrying Amount Asset (Liability) $ | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	(1,422,614)	(1,707,962)
Non-public | Fair Value Asset (Liability) $ | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	$ (1,381,287)	$ (1,677,139)